JPMorgan International Bond Opportunities ETF
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 61.2%
Australia — 0.8%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	165,893
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,138,940
Glencore Capital Finance DAC
4.15%, 4/29/2031 (a)	EUR1,600,000	1,925,830
3.75%, 2/4/2032 (a)	EUR1,500,000	1,761,920
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	462,253
6.38%, 10/6/2030 (b)	29,000	31,344
2.85%, 4/27/2031 (b)	450,000	415,349
2.63%, 9/23/2031 (b)	398,000	359,317
5.63%, 4/4/2034 (b)	2,433,000	2,552,712
5.67%, 4/1/2035 (b)	2,070,000	2,176,310
		10,989,868
Austria — 0.2%
Benteler International AG
7.25%, 6/15/2031 (b)	EUR253,000	314,789
7.25%, 6/15/2031 (a)	EUR1,350,000	1,679,707
Lenzing AG (EURIBOR ICE Swap Rate 3 Year + 12.11%), 9.00%, 4/9/2028 (a) (d) (e) (f)	EUR400,000	461,355
		2,455,851
Belgium — 0.8%
Azelis Finance NV
5.75%, 3/15/2028 (a)	EUR1,300,000	1,540,105
4.75%, 9/25/2029 (a)	EUR1,100,000	1,306,335
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,278,346
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	206,573
(EUR Swap Annual 5 Year + 2.25%), 4.75%, 4/17/2035 (a) (f)	EUR500,000	610,087
Ontex Group NV 5.25%, 4/15/2030 (a)	EUR2,100,000	2,500,128
Shurgard Luxembourg SARL 4.00%, 5/27/2035 (a)	EUR2,100,000	2,437,786
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	925,928
		10,805,288
Brazil — 0.6%
Acu Petroleo Luxembourg SARL 7.50%, 1/13/2032 (a)	318,310	321,493
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	124,659
Guara Norte SARL
5.20%, 6/15/2034 (b)	1,014,143	983,952
5.20%, 6/15/2034 (a)	602,339	584,408
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	965,000	1,017,718
MV24 Capital BV
6.75%, 6/1/2034 (b)	735,982	723,102
6.75%, 6/1/2034 (a)	587,321	577,043
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	45,095
7.00%, 3/16/2047 (a)	505,000	554,066
Vale Overseas Ltd.
6.13%, 6/12/2033	1,785,000	1,910,646

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Brazil — continued
6.40%, 6/28/2054	515,000	527,896
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	1,405,000	1,470,332
		8,840,410
Canada — 1.3%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	1,420,000	1,271,028
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	556,516
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	65,949
Emera US Finance LP 2.64%, 6/15/2031	6,772,000	6,091,712
Enbridge, Inc.
5.55%, 6/20/2035	4,750,000	4,939,484
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	1,253,000	1,338,789
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	2,023,000	2,320,929
TransCanada PipeLines Ltd. 4.63%, 3/1/2034	1,500,000	1,472,422
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	757,000	757,628
		18,814,457
Chile — 0.0% ^
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	334,723	272,883
China — 0.1%
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	198,586
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a) (g)	530,000	49,290
Far East Horizon Ltd. 5.88%, 3/5/2028 (a)	585,000	593,592
		841,468
Colombia — 0.1%
AI Candelaria -spain- SA
5.75%, 6/15/2033 (a)	646,000	581,400
5.75%, 6/15/2033 (b)	250,000	225,000
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (a)	643,000	597,186
Grupo Nutresa SA 9.00%, 5/12/2035 (a)	507,000	571,326
		1,974,912
Czech Republic — 0.1%
CPI Property Group SA 4.75%, 7/22/2030 (a)	EUR1,350,000	1,519,478
Denmark — 0.4%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR700,000	773,683
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR1,800,000	2,216,430
Orsted A/S (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (f)	EUR1,800,000	2,133,499
		5,123,612
Finland — 0.1%
Mehilainen Yhtiot Oy 5.13%, 6/30/2032 (a)	EUR800,000	945,090
France — 8.0%
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,215,255
1.38%, 5/13/2031 (a)	EUR300,000	322,115

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR2,600,000	3,185,502
Altice France SA
7.25%, 11/1/2029 (b)	EUR1,771,230	2,053,075
4.75%, 10/15/2030 (b)	EUR1,617,210	1,792,544
5.50%, 10/15/2031 (b)	EUR231,030	258,549
5.50%, 10/15/2031 (a)	EUR500,000	559,557
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	924,363
3.25%, 1/19/2033 (a)	EUR600,000	692,934
AXA SA
(EURIBOR 3 Month + 3.60%), 4.25%, 3/10/2043 (a) (f)	EUR900,000	1,070,132
(EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	702,216
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,468,000	1,765,503
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR800,000	938,944
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,063,314
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	1,020,000	1,075,178
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	509,644
(EURIBOR 3 Month + 0.95%), 4.13%, 9/26/2032 (a) (f)	EUR500,000	608,563
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (f)	2,038,000	2,041,867
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	457,220
4.38%, 7/13/2028 (a)	EUR900,000	1,086,889
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	3,716,000	3,304,678
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	225,023
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (f)	1,077,000	1,162,478
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR419,000	355,427
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR175,000	26,378
Cie de Saint-Gobain SA 3.50%, 4/4/2033 (a)	EUR1,700,000	1,986,472
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)	1,000,000	995,077
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	670,695
2.00%, 3/25/2029 (a)	EUR200,000	224,415
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (a) (c) (d) (e) (f)	EUR300,000	367,112
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,628,737
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR800,000	904,219
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR2,400,000	3,038,917
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR3,400,000	3,767,924
6.25%, 5/23/2033 (b)	4,250,000	4,640,884
Elis SA 1.63%, 4/3/2028 (a)	EUR1,200,000	1,356,878
Engie SA 1.25%, 10/24/2041 (a)	EUR200,000	150,903
Eutelsat SA
1.50%, 10/13/2028 (a)	EUR1,600,000	1,774,537
9.75%, 4/13/2029 (a)	EUR1,900,000	2,359,700
Forvia SE
2.38%, 6/15/2027 (a)	EUR117,000	134,975
3.75%, 6/15/2028 (a)	EUR1,650,000	1,915,351

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
5.63%, 6/15/2030 (b)	EUR234,000	282,797
5.63%, 6/15/2030 (a)	EUR1,200,000	1,450,239
5.38%, 3/15/2031 (b)	EUR1,005,000	1,201,332
5.50%, 6/15/2031 (a)	EUR1,750,000	2,102,138
Iliad Holding SAS
5.63%, 10/15/2028 (a)	EUR450,000	530,104
6.88%, 4/15/2031 (a)	EUR800,000	991,141
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	717,215
1.88%, 2/11/2028 (a)	EUR1,000,000	1,131,613
5.38%, 2/15/2029 (a)	EUR500,000	612,111
5.63%, 2/15/2030 (a)	EUR2,600,000	3,252,297
Loxam SAS 4.50%, 2/15/2027 (a)	EUR388,000	452,018
New Immo Holding SA
3.25%, 7/23/2027 (a)	EUR1,200,000	1,386,452
5.88%, 4/17/2028 (a)	EUR1,300,000	1,558,807
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,220,800
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR1,073,000	1,244,503
4.13%, 7/15/2030 (b)	EUR648,000	761,853
4.50%, 7/15/2032 (b)	EUR482,000	571,155
4.50%, 7/15/2032 (a)	EUR1,400,000	1,658,956
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR700,000	845,682
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (f)	EUR1,500,000	1,821,830
Renault SA
2.00%, 9/28/2026 (a)	EUR900,000	1,037,248
2.50%, 6/2/2027 (a)	EUR600,000	692,392
1.13%, 10/4/2027 (a)	EUR1,800,000	2,022,352
Rexel SA
2.13%, 6/15/2028 (a)	EUR1,800,000	2,051,343
5.25%, 9/15/2030 (a)	EUR1,300,000	1,568,337
SNF Group SACA 4.50%, 3/15/2032 (a)	EUR1,300,000	1,554,817
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (c) (d) (e) (f)	400,000	397,069
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	440,000	485,141
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	1,050,000	1,099,795
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	500,062
(EURIBOR 3 Month + 1.90%), 4.88%, 11/21/2031 (a) (f)	EUR2,000,000	2,477,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (f)	3,277,000	3,476,059
(EURIBOR 3 Month + 1.40%), 3.75%, 9/2/2033 (a) (f)	EUR900,000	1,048,041
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	849,363
TotalEnergies Capital SA 5.28%, 9/10/2054	4,208,000	4,046,729
Valeo SE
5.38%, 5/28/2027 (a)	EUR1,200,000	1,433,326
4.50%, 4/11/2030 (a)	EUR2,900,000	3,424,340
5.13%, 5/20/2031 (a)	EUR900,000	1,078,618
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR1,100,000	1,264,320

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (e) (f)	EUR900,000	1,110,995
(EURIBOR ICE Swap Rate 5 Year + 2.05%), 4.37%, 5/20/2030 (a) (d) (e) (f)	EUR3,100,000	3,643,608
(EURIBOR ICE Swap Rate 5 Year + 1.84%), 4.32%, 10/24/2032 (a) (d) (e) (f)	EUR400,000	463,708
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	109,948
Viridien
8.50%, 10/15/2030 (b)	EUR369,747	449,666
8.50%, 10/15/2030 (a)	EUR814,211	990,198
		114,381,806
Germany — 6.5%
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	409,831
Aroundtown Finance SARL (EURIBOR ICE Swap Rate 5 Year + 2.35%), 5.00%, 4/16/2029 (d) (e) (f)	EUR1,100,000	1,242,978
ASK Chemicals Deutschland Holding GmbH
10.00%, 11/15/2029 (b)	EUR382,000	433,223
10.00%, 11/15/2029 (a)	EUR250,000	283,523
Bayer AG
Series NC5, (EUR Swap Annual 5 Year + 3.43%), 6.63%, 9/25/2083 (a) (f)	EUR300,000	370,021
(EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR3,000,000	3,817,324
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,800,000	2,117,700
Cheplapharm Arzneimittel GmbH
4.38%, 1/15/2028 (a)	EUR1,000,000	1,149,055
7.50%, 5/15/2030 (a)	EUR1,300,000	1,562,807
7.13%, 6/15/2031 (b)	EUR685,000	810,922
7.13%, 6/15/2031 (a)	EUR300,000	355,148
Commerzbank AG
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR1,800,000	2,342,190
Series 1061, (EURIBOR 3 Month + 1.38%), 3.63%, 1/14/2032 (a) (f)	EUR2,500,000	2,949,418
(EURIBOR 3 Month + 1.25%), 4.00%, 7/16/2032 (a) (f)	EUR3,900,000	4,677,275
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	236,850
6.38%, 4/15/2030 (a)	EUR1,500,000	1,803,423
CTEC II GmbH 5.25%, 2/15/2030 (a)	EUR850,000	904,795
Deutsche Bahn AG Series CB, (EUR Swap Annual 5 Year + 1.89%), 1.60%, 7/18/2029 (a) (d) (e) (f)	EUR300,000	325,419
Deutsche Bank AG
(EURIBOR 3 Month + 2.05%), 1.75%, 11/19/2030 (a) (f)	EUR1,900,000	2,084,087
(EURIBOR 3 Month + 1.50%), 1.38%, 2/17/2032 (a) (f)	EUR3,000,000	3,141,008
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	419,933
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR2,300,000	2,689,580
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR4,650,000	5,893,180
IHO Verwaltungs GmbH
(8.75% (Cash), 5/15/2028 (a) (h) (i)	EUR1,263,169	1,531,154
7.00% (Cash), 11/15/2031 (a) (h)	EUR2,223,000	2,776,395
Nidda Healthcare Holding GmbH
7.00%, 2/21/2030 (a)	EUR1,600,000	1,926,298
5.38%, 10/23/2030 (b)	EUR832,000	985,490
5.38%, 10/23/2030 (a)	EUR250,000	296,121
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR1,700,000	2,064,929

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Progroup AG
5.13%, 4/15/2029 (a)	EUR1,300,000	1,535,652
5.38%, 4/15/2031 (a)	EUR300,000	352,545
Schaeffler AG
3.38%, 10/12/2028 (a)	EUR2,000,000	2,316,967
4.75%, 8/14/2029 (a)	EUR1,900,000	2,273,052
5.38%, 4/1/2031 (a)	EUR1,500,000	1,831,675
Siemens Financieringsmaatschappij NV 3.63%, 5/27/2036 (a)	EUR2,500,000	2,932,146
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (a)	EUR2,296,000	2,748,494
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR1,100,000	1,278,094
TUI Cruises GmbH
6.25%, 4/15/2029 (b)	EUR124,000	149,820
6.25%, 4/15/2029 (a)	EUR1,850,000	2,235,215
Volkswagen Financial Services NV 5.25%, 7/14/2031 (a)	GBP1,300,000	1,728,409
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	200,000	207,779
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	352,895
3.25%, 11/18/2030 (a)	EUR600,000	697,275
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR5,050,000	6,064,204
Vonovia SE
0.75%, 9/1/2032 (a)	EUR4,500,000	4,362,769
4.25%, 4/10/2034 (a)	EUR2,700,000	3,234,490
Wintershall Dea Finance 2 BV (EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.12%, 5/8/2030 (a) (d) (e) (f)	EUR1,800,000	2,143,457
ZF Europe Finance BV
2.50%, 10/23/2027 (a)	EUR1,500,000	1,691,958
6.13%, 3/13/2029 (a)	EUR1,500,000	1,785,605
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,500,000	1,637,724
3.75%, 9/21/2028 (a)	EUR1,400,000	1,574,716
		92,735,018
Greece — 0.7%
Alpha Bank SA (EURIBOR ICE Swap Rate 5 Year + 3.27%), 6.00%, 9/13/2034 (a) (f)	EUR1,600,000	2,004,935
Eurobank Ergasias Services and Holdings SA
(EUR Swap Annual 5 Year + 3.71%), 6.25%, 4/25/2034 (a) (f)	EUR1,600,000	1,989,811
(EURIBOR ICE Swap Rate 5 Year + 2.00%), 4.25%, 4/30/2035 (a) (f)	EUR400,000	465,681
Intralot Capital Luxembourg SA
6.75%, 10/15/2031 (b)	EUR445,000	501,639
6.75%, 10/15/2031 (a)	EUR750,000	845,459
National Bank of Greece SA (EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.88%, 6/28/2035 (a) (f)	EUR1,800,000	2,236,835
Piraeus Financial Holdings SA
(EUR Swap Annual 5 Year + 4.77%), 7.25%, 4/17/2034 (a) (f)	EUR1,400,000	1,786,037
(EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.38%, 9/18/2035 (a) (f)	EUR600,000	729,279
		10,559,676
Hungary — 0.0% ^
OTP Bank Nyrt. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 7.30%, 7/30/2035 (a) (f)	553,000	583,763

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	173,000	171,054
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,447,462	1,376,898
		1,547,952
Indonesia — 0.2%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	1,740,000	1,793,831
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	389,000
		2,182,831
Ireland — 1.8%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	647,172
5.75%, 6/6/2028	342,000	354,569
4.63%, 9/10/2029	150,000	151,790
3.30%, 1/30/2032	3,758,000	3,481,168
AIB Group plc (EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (f)	EUR500,000	607,499
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (b)	315,000	315,227
6.38%, 5/4/2028 (b)	285,000	296,970
5.75%, 3/1/2029 (b)	3,030,000	3,135,747
5.75%, 11/15/2029 (b)	567,000	588,830
5.15%, 1/15/2030 (b)	1,840,000	1,870,857
5.38%, 5/30/2030 (b)	7,654,000	7,856,831
4.95%, 10/15/2032 (b)	995,000	985,622
eircom Finance DAC
5.75%, 12/15/2029 (a)	EUR1,810,000	2,184,306
5.00%, 4/30/2031 (a)	EUR2,100,000	2,484,290
		24,960,878
Italy — 6.0%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR2,150,000	2,508,413
Banca Monte dei Paschi di Siena SpA (EURIBOR 3 Month + 1.30%), 3.50%, 5/28/2031 (a) (f)	EUR900,000	1,056,115
Banco BPM SpA (EURIBOR ICE Swap Rate 5 Year + 1.80%), 4.00%, 1/1/2036 (a) (f)	EUR1,200,000	1,408,177
Dolcetto Holdco SpA
5.63%, 7/14/2032 (b)	EUR545,000	641,768
5.63%, 7/14/2032 (a)	EUR1,350,000	1,589,701
Enel Finance International NV
1.63%, 7/12/2026 (b) (j)	1,010,000	994,453
3.50%, 4/6/2028 (b)	200,000	197,238
2.13%, 7/12/2028 (b) (j)	425,000	403,653
0.75%, 6/17/2030 (a) (j)	EUR200,000	210,501
0.88%, 1/17/2031 (a)	EUR493,000	513,464
2.50%, 7/12/2031 (b) (j)	3,036,000	2,738,623
5.00%, 6/15/2032 (b)	6,000,000	6,129,701
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	930,044
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR500,000	529,310
Eni SpA
4.25%, 5/9/2029 (b)	250,000	250,713

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
5.75%, 5/19/2035 (b)	4,190,000	4,407,446
5.95%, 5/15/2054 (b)	860,000	864,355
Fibercop SpA
3.63%, 5/25/2026 (a)	EUR400,000	465,605
2.38%, 10/12/2027 (a)	EUR500,000	572,938
6.88%, 2/15/2028 (a)	EUR2,234,000	2,754,539
1.63%, 1/18/2029	EUR1,602,000	1,737,128
7.75%, 1/24/2033	EUR1,500,000	2,009,534
Generali
2.43%, 7/14/2031 (a)	EUR200,000	221,997
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	242,143
Gruppo San Donato SpA 6.50%, 10/31/2031 (b)	EUR790,000	933,864
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR1,284,000	1,457,356
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/2028 (a)	EUR800,000	895,600
3.75%, 4/1/2030 (a)	EUR100,000	117,688
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	333,067
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (a) (c) (d) (e) (f)	EUR200,000	241,958
5.25%, 1/13/2030 (a)	EUR1,595,000	2,019,130
5.13%, 8/29/2031 (a)	EUR400,000	511,806
(EURIBOR ICE Swap Rate 5 Year + 4.35%), 7.00%, 5/20/2032 (a) (c) (d) (e) (f)	EUR2,300,000	2,875,675
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (f)	EUR4,750,000	5,651,064
6.63%, 6/20/2033 (b)	1,220,000	1,350,022
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	680,000	579,971
Lottomatica Group Spa
4.88%, 1/31/2031 (b)	EUR472,000	563,521
4.88%, 1/31/2031 (a)	EUR1,400,000	1,671,460
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,491,000	1,790,814
Mundys SpA
1.88%, 7/13/2027 (a)	EUR284,000	324,822
1.88%, 2/12/2028 (a)	EUR1,400,000	1,585,982
4.75%, 1/24/2029 (a)	EUR2,800,000	3,394,944
4.50%, 1/24/2030 (a)	EUR600,000	727,154
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR1,808,000	2,181,146
Pro-Gest SpA 3.25%, 12/15/2024 (a) (g)	EUR477,000	246,302
Rekeep SpA
9.00%, 9/15/2029 (b)	EUR261,000	272,106
9.00%, 9/15/2029 (a)	EUR700,000	729,786
Rossini SARL 6.75%, 12/31/2029 (a)	EUR2,432,000	2,969,022
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR185,000	213,788
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR325,000	470,601
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,096,000	1,367,301
7.88%, 7/31/2028 (a)	EUR2,160,000	2,793,380
1.63%, 1/18/2029 (a)	EUR898,000	997,709
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	473,423

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	197,747
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (a) (c) (d) (e) (f)	EUR200,000	232,464
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	684,413
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,300,000	1,575,400
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (a) (c) (d) (e) (f)	EUR1,000,000	1,235,773
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (a) (f)	EUR200,000	231,562
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	381,607
(EURIBOR 3 Month + 1.40%), 3.80%, 1/16/2033 (a) (f)	EUR3,700,000	4,375,131
4.20%, 6/11/2034 (a)	EUR2,600,000	3,128,247
		85,160,365
Jamaica — 0.0% ^
Digicel International Finance Ltd. 8.63%, 8/1/2032 (b)	605,000	617,660
Japan — 0.8%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	693,328
Nissan Motor Co. Ltd.
5.25%, 7/17/2029 (b)	EUR505,000	599,044
5.25%, 7/17/2029 (a)	EUR1,400,000	1,660,716
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.74%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR2,625,000	2,926,091
SoftBank Group Corp. 5.25%, 10/10/2029 (a)	EUR850,000	1,001,378
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,137,090
1.00%, 7/9/2029	EUR363,000	394,632
5.30%, 7/5/2034	2,842,000	2,951,425
		11,363,704
Jersey — 0.2%
Deepocean Ltd.
6.00%, 4/8/2031 (b)	EUR613,000	723,040
6.00%, 4/8/2031 (a)	EUR500,000	589,755
Waga Bondco Ltd.
8.50%, 6/15/2030 (b)	GBP220,000	259,133
8.50%, 6/15/2030 (a)	GBP900,000	1,060,088
		2,632,016
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	1,705,000	1,740,396
5.75%, 4/19/2047 (a)	1,620,000	1,538,174
6.38%, 10/24/2048 (a)	885,000	896,124
		4,174,694
Luxembourg — 1.8%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR950,000	823,850
Altice France Lux 3 10.00%, 1/15/2033 (b)	350,449	333,841
Essendi SA
6.38%, 10/15/2029 (a)	EUR2,155,000	2,619,763
5.50%, 11/15/2031 (a)	EUR1,500,000	1,780,336
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR1,113,000	680,767

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Luxembourg — continued
INEOS Finance plc
6.63%, 5/15/2028 (a)	EUR700,000	765,987
6.38%, 4/15/2029 (a)	EUR1,198,000	1,280,465
Logicor Financing SARL 1.63%, 1/17/2030 (a)	EUR2,000,000	2,171,841
Matterhorn Telecom SA 4.50%, 1/30/2030 (a)	EUR500,000	593,576
Maxam Prill SARL 6.00%, 7/15/2030 (a)	EUR1,500,000	1,767,433
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR700,000	764,935
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,127,000	3,764,452
SELP Finance SARL, REIT
0.88%, 5/27/2029 (a)	EUR1,400,000	1,508,722
3.75%, 1/16/2032 (a)	EUR2,700,000	3,159,967
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR1,600,000	1,830,178
0.88%, 11/4/2027 (a)	EUR130,000	145,211
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (f)	EUR1,000,000	1,127,948
		25,119,272
Macau — 0.0% ^
Wynn Macau Ltd. 5.63%, 8/26/2028 (a)	593,000	588,464
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	1,846,000	1,284,742
Mexico — 1.1%
Alpek SAB de CV 3.25%, 2/25/2031 (a)	675,000	561,006
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	1,290,000	1,260,524
Bimbo Bakeries USA, Inc. 5.38%, 1/9/2036 (b)	400,000	408,284
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	1,148,000	1,143,523
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	2,011,720	2,106,110
Orbia Advance Corp. SAB de CV 6.80%, 5/13/2030 (a)	556,000	551,135
Petroleos Mexicanos
8.75%, 6/2/2029	1,273,745	1,362,907
5.95%, 1/28/2031	1,895,000	1,826,894
10.00%, 2/7/2033	1,050,000	1,211,805
6.63%, 6/15/2035	179,000	168,887
7.69%, 1/23/2050	3,225,000	2,875,732
Saavi Energia SARL 8.88%, 2/10/2035 (b)	1,185,000	1,268,697
Southern Copper Corp. 5.88%, 4/23/2045	140,000	144,369
		14,889,873
Morocco — 0.1%
OCP SA
6.10%, 4/30/2030 (b)	560,000	583,625
6.88%, 4/25/2044 (a)	945,000	982,668
7.50%, 5/2/2054 (a)	400,000	442,452
		2,008,745
Netherlands — 1.6%
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR290,000	348,368

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — continued
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,165,521
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	884,710
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR817,000	935,674
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	496,263
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (d) (e) (f)	400,000	432,617
Koninklijke KPN NV (EURIBOR ICE Swap Rate 5 Year + 1.97%), 4.88%, 6/18/2029 (a) (d) (e) (f)	EUR2,100,000	2,515,322
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	460,327
5.13%, 3/1/2029 (a)	EUR1,193,000	1,422,471
5.13%, 2/15/2030 (a)	EUR1,600,000	1,912,057
4.25%, 9/1/2030 (a)	EUR300,000	353,475
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,500,000	1,724,733
Trivium Packaging Finance BV
6.63%, 7/15/2030 (b)	EUR307,000	373,086
6.63%, 7/15/2030 (a)	EUR1,800,000	2,187,477
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR3,000,000	3,273,391
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR700,000	838,607
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR3,300,000	3,413,585
		22,737,684
New Zealand — 0.0% ^
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	460,665
Peru — 0.0% ^
Peru LNG Srl, 5.38%, 3/22/2030 (a)	624,083	602,047
Portugal — 0.7%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	855,362
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (a) (f)	EUR1,800,000	2,141,604
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (f)	EUR500,000	576,424
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	454,933
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR4,400,000	5,410,904
		9,439,227
Saudi Arabia — 0.3%
Gaci First Investment Co.
4.88%, 2/14/2035 (a)	1,770,000	1,770,637
5.38%, 1/29/2054 (a)	2,190,000	2,072,967
		3,843,604
South Africa — 0.6%
Anglo American Capital plc
5.50%, 5/2/2033 (b)	6,145,000	6,381,644
5.75%, 4/5/2034 (b)	1,500,000	1,580,992
		7,962,636

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — 4.3%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR900,000	1,033,419
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (d) (e) (f)	EUR2,000,000	2,392,456
(EURIBOR ICE Swap Rate 5 Year + 2.35%), 4.75%, 11/23/2030 (a) (d) (e) (f)	EUR1,000,000	1,185,663
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,200,000	1,334,999
Banco de Sabadell SA
(EUR Swap Annual 5 Year + 5.17%), 5.00%, 5/19/2027 (a) (c) (d) (e) (f)	EUR200,000	234,391
(EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (d) (e) (f)	EUR400,000	519,651
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.50%, 5/27/2031 (a) (f)	EUR1,200,000	1,415,080
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.38%, 2/18/2033 (a) (f)	EUR3,300,000	3,820,890
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	784,680
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	667,750
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR600,000	750,242
4.88%, 10/18/2031 (a)	EUR500,000	629,896
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	482,873
Bankinter SA
(EURIBOR ICE Swap Rate 1 Year + 1.10%), 3.50%, 9/10/2032 (a) (f)	EUR1,700,000	2,006,811
(EURIBOR ICE Swap Rate 1 Year + 1.20%), 3.63%, 2/4/2033 (a) (f)	EUR4,200,000	4,905,432
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,156,715
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (a) (f)	EUR900,000	1,102,996
(EURIBOR ICE Swap Rate 5 Year + 5.30%), 7.50%, 1/16/2030 (a) (c) (d) (e) (f)	EUR1,200,000	1,544,751
(EURIBOR 3 Month + 1.50%), 4.13%, 2/9/2032 (a) (f)	EUR2,400,000	2,905,141
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (a) (f)	EUR2,400,000	2,834,942
(EUR Swap Annual 5 Year + 3.00%), 6.13%, 5/30/2034 (a) (f)	EUR200,000	251,432
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	2,175,000	2,443,603
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	579,941
Cirsa Finance International Sarl 6.50%, 3/15/2029 (a)	EUR149,000	179,618
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR1,100,000	1,332,788
6.50%, 3/15/2029 (a)	EUR1,100,000	1,326,043
4.88%, 10/15/2031 (b)	EUR1,155,000	1,370,347
eDreams ODIGEO SA
4.88%, 12/30/2030 (b)	EUR661,000	722,854
4.88%, 12/30/2030 (a)	EUR1,200,000	1,312,291
Grifols SA
2.25%, 11/15/2027 (a)	EUR765,000	879,889
3.88%, 10/15/2028 (a)	EUR1,600,000	1,831,907
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (a)	EUR850,000	682,582
10.38%, 1/30/2030 (a)	EUR448,000	366,509
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	347,208
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR1,142,000	1,342,184
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR1,666,000	1,935,867
5.75%, 4/30/2029 (a)	EUR1,150,000	1,386,456

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	138,211
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	1,047,223
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,400,000	1,587,471
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR5,300,000	6,559,543
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (e) (f)	EUR1,400,000	1,799,723
		61,132,468
Sweden — 0.8%
Asmodee Group AB
5.75%, 12/15/2029 (b)	EUR104,000	126,759
5.75%, 12/15/2029 (a)	EUR1,360,000	1,657,616
Assemblin Caverion Group AB 6.25%, 7/1/2030 (a)	EUR1,000,000	1,209,538
Heimstaden Bostad AB
(EUR Swap Annual 5 Year + 3.91%), 3.38%, 1/15/2026 (a) (d) (e) (f)	EUR1,100,000	1,273,176
(EURIBOR ICE Swap Rate 5 Year + 4.19%), 6.25%, 12/4/2029 (a) (d) (e) (f)	EUR850,000	1,026,766
Samhallsbyggnadsbolaget I Norden Holding AB
2.25%, 7/12/2027 (a)	EUR450,000	490,809
1.13%, 9/26/2029 (a)	EUR700,000	649,998
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	948,401
Verisure Holding AB
5.50%, 5/15/2030 (b)	EUR450,000	541,088
5.50%, 5/15/2030 (a)	EUR879,000	1,056,925
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,650,000	1,919,468
Volvo Car AB 2.50%, 10/7/2027 (a)	EUR740,000	853,701
		11,754,245
Switzerland — 1.4%
Dufry One BV
2.00%, 2/15/2027 (a)	EUR1,575,000	1,809,577
4.75%, 4/18/2031 (a)	EUR1,700,000	2,042,875
Holcim Finance Luxembourg SA
0.50%, 4/23/2031 (a)	EUR1,400,000	1,413,762
0.63%, 1/19/2033 (a)	EUR500,000	480,784
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	321,498
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	201,650
Tyco Electronics Group SA 3.25%, 1/31/2033	EUR400,000	461,816
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	1,122,000	1,125,557
4.28%, 1/9/2028 (b)	1,898,000	1,900,849
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	585,000	641,007
(EURIBOR ICE Swap Rate 1 Year + 0.78%), 2.88%, 2/12/2030 (a) (f)	EUR1,200,000	1,391,815
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	974,000	967,140
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	280,000	249,174
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.75%, 3/17/2032 (a) (f)	EUR2,900,000	3,614,466
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	522,955
0.63%, 1/18/2033 (a)	EUR1,200,000	1,148,887

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Switzerland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	386,610
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	800,000	937,350
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	815,855
		20,433,627
Taiwan — 0.1%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	382,804
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	692,216
2.25%, 4/23/2031 (b)	700,000	637,770
		1,712,790
Trinidad And Tobago — 0.1%
Trinidad Generation UnLtd 7.75%, 6/16/2033 (b)	691,000	711,557
United Kingdom — 8.3%
888 Acquisitions Ltd.
10.75%, 5/15/2030 (a)	GBP200,000	232,228
8.00%, 9/30/2031 (b)	EUR643,000	625,934
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR2,215,000	2,697,728
Astrazeneca Finance LLC 5.00%, 2/26/2034	1,235,000	1,287,445
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR900,000	966,503
4.00%, 9/18/2042	3,990,000	3,491,577
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (f)	2,770,000	2,932,150
(GBP SWAP OIS SONIA 1 Year + 2.55%), 7.09%, 11/6/2029 (a) (f)	GBP500,000	705,600
(SONIA + 2.06%), 5.85%, 3/21/2035 (a) (f)	GBP2,000,000	2,716,102
(EURIBOR ICE Swap Rate 1 Year + 1.55%), 4.35%, 5/8/2035 (a) (f)	EUR1,300,000	1,569,603
BAT Capital Corp. 7.08%, 8/2/2043	2,505,000	2,836,585
BCP V Modular Services Finance II plc
4.75%, 11/30/2028 (a)	EUR1,350,000	1,486,424
6.50%, 7/10/2031 (b)	EUR961,000	1,040,984
Bellis Acquisition Co. plc
8.13%, 5/14/2030 (a)	GBP900,000	1,110,571
8.00%, 7/1/2031 (b)	EUR615,000	695,226
Boots Group Finco LP
5.38%, 8/31/2032 (b)	EUR816,000	972,540
5.38%, 8/31/2032 (a)	EUR750,000	893,878
Cadent Finance plc
0.63%, 3/19/2030 (a)	EUR800,000	838,402
3.75%, 4/16/2033 (a)	EUR1,500,000	1,759,401
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	264,821
EC Finance plc 3.25%, 10/15/2026 (a) (j)	EUR1,349,000	1,508,701
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP615,385	701,050
Froneri Lux FinCo. SARL 4.75%, 8/1/2032 (a)	EUR1,900,000	2,220,251
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	852,891
Hammerson plc, REIT 5.88%, 10/8/2036 (a)	GBP700,000	926,619
Heathrow Funding Ltd.
6.75%, 12/3/2026 (a)	GBP300,000	405,936

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
1.50%, 2/11/2030 (a)	EUR300,000	326,962
1.13%, 10/8/2030 (a)	EUR1,000,000	1,054,149
6.00%, 3/5/2032 (a)	GBP600,000	818,620
4.50%, 7/11/2033 (a)	EUR500,000	613,247
1.88%, 3/14/2034 (a)	EUR250,000	252,436
5.88%, 5/13/2041 (a)	GBP300,000	391,728
HSBC Holdings plc
5.75%, 12/20/2027 (a)	GBP200,000	270,938
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	386,114
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	3,139,080
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	370,199
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	659,290
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	2,440,000	2,222,173
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP816,000	1,143,284
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR800,000	815,021
6.75%, 4/15/2030 (a)	EUR1,024,000	970,354
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR500,000	555,587
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (a)	EUR280,000	324,905
4.50%, 7/15/2028 (a)	EUR600,000	701,720
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	199,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	414,942
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 12/8/2025 (a) (d) (e) (f)	GBP194,000	136,026
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	1,043,803
0.25%, 9/1/2028 (a)	EUR1,000,000	1,087,566
4.28%, 1/16/2035 (a)	EUR1,000,000	1,211,136
Nationwide Building Society (EURIBOR 3 Month + 1.15%), 3.83%, 7/24/2032 (a) (f)	EUR3,200,000	3,810,617
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	350,000	350,174
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	1,885,000	1,932,104
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR2,500,000	2,742,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.12%, 5/23/2031 (f)	6,435,000	6,624,103
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	400,000	447,700
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,730,000	1,975,170
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR1,800,000	2,042,139
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR1,709,000	2,070,976
PeopleCert Wisdom Issuer plc 5.75%, 9/15/2026 (a)	EUR1,150,000	1,329,356
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,187,000	1,440,521
Punch Finance plc
7.88%, 12/30/2030 (b)	GBP571,000	769,010
7.88%, 12/30/2030 (a)	GBP1,300,000	1,750,811
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP2,419,000	3,176,533
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR700,000	706,243

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	887,378
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	6,875,000	7,191,862
Scottish Hydro Electric Transmission plc 3.38%, 9/4/2032 (a)	EUR700,000	815,791
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	556,510
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	2,170,000	2,315,479
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	2,850,000	2,880,153
Synthomer plc 7.38%, 5/2/2029 (a)	EUR1,700,000	1,716,238
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,200,000	1,300,054
Vmed O2 UK Financing I plc
4.00%, 1/31/2029 (a)	GBP600,000	751,792
3.25%, 1/31/2031 (a)	EUR1,900,000	2,113,433
5.63%, 4/15/2032 (a)	EUR1,300,000	1,527,020
Vodafone Group plc
5.75%, 6/28/2054	3,595,000	3,545,497
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	1,070,631
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	449,610
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR2,500,000	2,792,671
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR2,100,000	2,647,425
		118,577,585
United States — 10.8%
AbbVie, Inc.
5.05%, 3/15/2034	1,440,000	1,493,498
4.25%, 11/21/2049	897,000	757,239
Accenture Capital, Inc. 4.25%, 10/4/2031	170,000	170,411
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	40,962
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	102,154
(SOFR + 1.79%), 5.67%, 4/25/2036 (f)	250,000	265,414
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	108,344
Amgen, Inc. 4.88%, 3/1/2053	250,000	224,763
Ardagh Group SA
9.50%, 12/1/2030 (b)	507,000	546,479
12.00% (Blend (Cash 4.50% + PIK 7.50%)), 12/1/2030 (a) (h) (i)	EUR1,900,000	2,028,185
AT&T, Inc.
4.90%, 11/1/2035	1,250,000	1,245,831
3.50%, 9/15/2053	130,000	89,441
3.55%, 9/15/2055	99,000	67,845
6.05%, 8/15/2056	690,000	711,560
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	210,000	210,205
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	171,897
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	512,769
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,128,975
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	317,000	328,743
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	970,000	980,851

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	516,178
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	229,244
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	421,608
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	328,144
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	795,000	819,360
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	196,000	206,865
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (f)	812,000	767,793
Berry Global, Inc. 5.80%, 6/15/2031	760,000	804,727
BG Energy Capital plc 2.25%, 11/21/2029 (a)	EUR200,000	226,767
Boeing Co. (The) 3.95%, 8/1/2059	377,000	271,915
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	805,258
4.81%, 2/13/2033	2,400,000	2,442,157
BP Capital Markets BV 3.36%, 9/12/2031 (a)	EUR1,200,000	1,406,933
BP Capital Markets plc
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,350,000	1,567,666
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	231,804
Brightstar Lottery Holdings BV 4.25%, 3/15/2030 (a)	EUR400,000	471,018
Brightstar Lottery plc 2.38%, 4/15/2028 (a)	EUR2,200,000	2,520,509
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	4,297,000	4,509,484
5.55%, 2/22/2054	230,000	232,373
Broadcom, Inc.
4.55%, 2/15/2032	180,000	182,130
3.14%, 11/15/2035 (b)	1,838,000	1,609,791
Carnival plc 4.13%, 7/15/2031 (b)	EUR959,000	1,126,492
Carrier Global Corp. 4.50%, 11/29/2032	EUR500,000	616,979
CCO Holdings LLC
5.13%, 5/1/2027 (b)	140,000	139,803
4.25%, 2/1/2031 (b)	660,000	608,013
Celanese US Holdings LLC
5.59%, 1/19/2029 (j)	EUR400,000	481,976
5.00%, 4/15/2031	EUR300,000	340,713
Cencora, Inc.
2.70%, 3/15/2031	3,185,000	2,946,861
3.63%, 5/22/2032	EUR500,000	588,777
CF Industries, Inc. 4.95%, 6/1/2043	224,000	203,176
Charter Communications Operating LLC
5.85%, 12/1/2035	1,755,000	1,758,990
3.70%, 4/1/2051	308,000	198,207
3.90%, 6/1/2052	282,000	185,132
5.25%, 4/1/2053	165,000	133,727
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	573,867
5.75%, 8/15/2034	1,715,000	1,795,825
5.55%, 10/30/2035 (b)	2,120,000	2,181,073

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	159,820
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	683,280
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	686,729
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	290,000	292,226
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (e) (f)	413,000	422,759
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.88%, 8/15/2030 (d) (e) (f)	490,000	501,533
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	755,000	761,889
(SOFR + 1.17%), 4.50%, 9/11/2031 (f)	718,000	723,035
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	291,172
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	125,688
(SOFR + 2.34%), 6.27%, 11/17/2033 (f)	250,000	273,915
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	428,775
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	2,865,000	2,956,528
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (f)	EUR416,000	491,689
(SOFR + 1.49%), 5.17%, 9/11/2036 (f)	240,000	244,922
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	849,324
6.04%, 11/15/2033 (b)	200,000	214,771
Comcast Corp.
2.80%, 1/15/2051	130,000	77,652
5.35%, 5/15/2053	1,365,000	1,258,313
2.94%, 11/1/2056	290,000	168,318
Constellation Energy Generation LLC 5.60%, 6/15/2042	78,000	79,017
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (f)	179,000	180,510
Coterra Energy, Inc. 5.40%, 2/15/2035	2,228,000	2,272,798
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	192,503
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	258,916
5.75%, 4/18/2054	580,000	559,189
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	65,302
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	104,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	630,000	651,996
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (f)	804,000	813,472
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	34,050
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	47,024
5.65%, 4/1/2053	15,000	15,122
Duke Energy Progress LLC 5.55%, 3/15/2055	15,000	15,052
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	125,043
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	344,000	355,224
EMRLD Borrower LP 6.38%, 12/15/2030 (a)	EUR2,632,000	3,183,465
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	522,477
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (f)	1,540,000	1,518,222

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	1,344,000	1,413,492
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.18%), 5.88%, 6/15/2056 (f)	267,000	266,664
Entergy Mississippi LLC 5.80%, 4/15/2055	49,000	50,408
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	101,482
EUSHI Finance, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 6.25%, 4/1/2056 (f)	1,046,000	1,047,128
Expand Energy Corp.
5.38%, 3/15/2030	855,000	866,959
5.70%, 1/15/2035	382,000	396,724
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	270,239
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	680,897
Ford Motor Credit Co. LLC 2.90%, 2/10/2029	2,215,000	2,071,656
Foundry JV Holdco LLC
5.50%, 1/25/2031 (b)	260,000	270,378
6.25%, 1/25/2035 (b)	625,000	669,198
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	118,644
4.25%, 3/1/2030	159,000	158,252
4.63%, 8/1/2030	203,000	204,095
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	121,360
General Motors Financial Co., Inc.
2.35%, 1/8/2031	465,000	417,483
5.60%, 6/18/2031	334,000	348,575
5.90%, 1/7/2035	1,165,000	1,219,153
Global Payments, Inc. 5.55%, 11/15/2035	935,000	934,234
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	465,000	461,101
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	348,023
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	860,232
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	205,000	212,634
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	690,000	701,315
(SOFR + 1.08%), 5.21%, 1/28/2031 (f)	320,000	331,540
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	390,000	404,052
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	265,232
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	170,851
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	271,862
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	394,361
(SOFR + 1.33%), 4.94%, 10/21/2036 (f)	168,000	168,626
HCA, Inc.
5.20%, 6/1/2028	170,000	174,326
2.38%, 7/15/2031	370,000	331,850
4.60%, 11/15/2032	630,000	629,779
5.75%, 3/1/2035	790,000	834,202
4.90%, 11/15/2035	387,000	385,528
5.50%, 6/15/2047	91,000	87,643
5.25%, 6/15/2049	500,000	460,805
3.50%, 7/15/2051	150,000	104,329
4.63%, 3/15/2052	614,000	513,127

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
5.95%, 9/15/2054	924,000	930,191
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	378,958
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	551,560
3.50%, 11/2/2026 (a)	150,000	149,070
5.40%, 1/8/2031 (b)	190,000	196,162
JBS USA Holding Lux SARL
6.75%, 3/15/2034	1,043,000	1,157,626
5.50%, 1/15/2036 (b)	1,420,000	1,453,516
4.38%, 2/2/2052	120,000	94,579
7.25%, 11/15/2053	290,000	330,138
JBS USA LUX SARL 5.95%, 4/20/2035 (b)	2,565,000	2,711,308
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	645,000	703,781
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	237,472
M&T Bank Corp.
(SOFR + 2.26%), 6.08%, 3/13/2032 (f)	425,000	452,212
(SOFR + 1.61%), 5.39%, 1/16/2036 (f)	523,000	533,359
Marriott International, Inc. 5.35%, 3/15/2035	220,000	227,750
Mars, Inc. 5.20%, 3/1/2035 (b)	620,000	641,463
Marvell Technology, Inc.
2.95%, 4/15/2031	320,000	296,963
5.45%, 7/15/2035	348,000	359,630
Meta Platforms, Inc.
4.60%, 11/15/2032	536,000	544,013
4.88%, 11/15/2035	934,000	944,123
5.50%, 11/15/2045	865,000	865,282
4.45%, 8/15/2052	148,000	124,659
5.40%, 8/15/2054	495,000	480,096
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	180,619
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	682,463
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	315,482
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	464,711
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	588,687
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	899,123
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	760,000	771,215
(SOFR + 1.11%), 5.23%, 1/15/2031 (f)	600,000	620,593
(SOFR + 1.51%), 5.19%, 4/17/2031 (f)	497,000	514,395
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	2,388,000	2,150,362
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	180,000	188,684
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	477,729
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	123,255
Series I, (SOFR + 1.31%), 4.89%, 10/22/2036 (f)	395,000	396,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	1,531,000	1,618,091
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	374,157
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	236,084
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	240,000	249,406

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (f)	115,000	119,362
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (f)	85,000	89,937
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	862,000	898,060
NRG Energy, Inc. 5.41%, 10/15/2035 (b)	634,000	634,806
OI European Group BV
6.25%, 5/15/2028 (a)	EUR380,000	453,801
5.25%, 6/1/2029 (b)	EUR261,000	311,563
5.25%, 6/1/2029 (a)	EUR500,000	596,865
Oracle Corp.
5.38%, 9/27/2054	356,000	304,094
6.00%, 8/3/2055	753,000	699,606
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	361,553
6.15%, 1/15/2033	460,000	490,461
6.40%, 6/15/2033	360,000	390,683
6.00%, 8/15/2035	1,118,000	1,181,143
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	747,000	772,289
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	66,000	46,389
PNC Financial Services Group, Inc. (The)
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 2.81%), 6.25%, 3/15/2030 (d) (e) (f)	573,000	588,754
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	260,000	265,282
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	116,497
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	165,000	170,928
PPL Capital Funding, Inc. 5.25%, 9/1/2034	45,000	46,358
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	310,785
Realty Income Corp., REIT 4.88%, 7/6/2030	EUR2,200,000	2,730,611
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	91,043
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	153,062
Schneider Electric SE 3.38%, 9/3/2036 (a)	EUR1,800,000	2,056,303
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR900,000	1,093,814
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.38%, 4/1/2056 (f)	252,000	256,710
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	42,000	43,590
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (e) (f)	270,000	281,229
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	700,000	718,813
6.45%, 3/18/2035 (b)	410,000	426,688
Synopsys, Inc. 5.70%, 4/1/2055	220,000	220,535
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	208,897
5.40%, 6/12/2029	43,000	44,563
5.60%, 6/12/2034	172,000	180,567
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	102,573
T-Mobile USA, Inc. 2.63%, 2/15/2029	34,000	32,438
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	102,799
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	418,715

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	358,334
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	79,312
(SOFR + 1.40%), 4.96%, 10/23/2036 (f)	2,735,000	2,721,123
Uber Technologies, Inc.
4.80%, 9/15/2035	1,465,000	1,464,335
5.35%, 9/15/2054	70,000	67,763
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	386,759
Union Electric Co. 3.90%, 4/1/2052	80,000	62,631
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	116,947
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	326,794
Vistra Operations Co. LLC
4.60%, 10/15/2030 (b)	187,000	186,602
6.00%, 4/15/2034 (b)	720,000	759,971
5.70%, 12/30/2034 (b)	150,000	154,960
5.25%, 10/15/2035 (b)	450,000	448,821
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	808,398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	645,000	675,635
(SOFR + 1.11%), 5.24%, 1/24/2031 (f)	475,000	493,569
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	610,000	646,105
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	3,905,000	4,106,200
(SOFR + 1.74%), 5.61%, 4/23/2036 (f)	1,025,000	1,087,122
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	204,337
Williams Cos., Inc. (The) 5.30%, 9/30/2035	7,400,000	7,578,422
		153,942,893
Total Corporate Bonds (Cost $851,169,347)		870,685,804
Foreign Government Securities — 30.9%
Argentina — 0.3%
Argentine Republic 4.12%, 7/9/2035 (j)	5,663,970	4,027,791
Australia — 0.8%
Commonwealth of Australia
1.25%, 5/21/2032	AUD19,398,000	10,586,772
3.00%, 3/21/2047 (a)	AUD2,140,000	1,032,939
		11,619,711
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (b)	589,000	638,181
Benin — 0.2%
Benin Government Bond 7.96%, 2/13/2038 (a)	2,681,000	2,724,191
Brazil — 3.3%
Notas do Tesouro Nacional
10.00%, 1/1/2027	BRL201,900,000	36,556,312
10.00%, 1/1/2031	BRL60,000,000	10,489,188
		47,045,500

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Canada — 9.2%
Canada Government Bond
0.25%, 3/1/2026	CAD16,062,000	11,437,818
3.00%, 4/1/2026	CAD18,245,000	13,089,085
4.00%, 5/1/2026	CAD13,162,000	9,487,528
4.00%, 8/1/2026	CAD46,752,000	33,830,255
3.00%, 2/1/2027	CAD45,105,000	32,522,595
3.25%, 6/1/2035	CAD42,596,000	30,746,725
		131,114,006
Colombia — 0.2%
Republic of Colombia
5.00%, 9/19/2032	EUR743,000	834,566
7.50%, 2/2/2034	805,000	846,860
8.75%, 11/14/2053	1,235,000	1,380,730
		3,062,156
Costa Rica — 0.1%
Republic of Costa Rica 7.30%, 11/13/2054 (b)	1,091,000	1,210,192
Czech Republic — 1.3%
Czech Republic
4.90%, 4/14/2034	CZK161,970,000	7,970,976
3.50%, 5/30/2035	CZK230,000,000	10,142,144
1.95%, 7/30/2037	CZK27,460,000	992,324
		19,105,444
Egypt — 0.2%
Arab Republic of Egypt 7.63%, 5/29/2032 (a)	2,525,000	2,583,075
Germany — 0.7%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,897,075
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,627,733
2.30%, 2/15/2033 (a)	EUR1,090,000	1,248,972
Bundesschatzanweisungen 2.90%, 6/18/2026 (a)	EUR2,500,000	2,915,002
		9,688,782
Guatemala — 0.2%
Republic of Guatemala 6.05%, 8/6/2031 (b)	2,155,000	2,237,256
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (b)	2,826,000	2,826,706
6.75%, 9/25/2052 (b)	1,269,000	1,366,713
		4,193,419
Indonesia — 1.6%
Republic of Indonesia
6.88%, 4/15/2029	IDR110,609,000,000	6,886,913
7.00%, 2/15/2033	IDR65,489,000,000	4,110,536
6.75%, 7/15/2035	IDR200,899,000,000	12,416,991
		23,414,440

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Italy — 0.1%
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,091,586
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
8.08%, 4/1/2036 (b)	1,988,000	2,063,961
8.25%, 1/30/2037 (a)	920,000	960,141
6.88%, 10/17/2040 (b)	EUR2,055,000	2,280,197
		5,304,299
Japan — 0.4%
Japan Government Bond 2.40%, 3/20/2055	JPY946,800,000	5,025,153
Jordan — 0.2%
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (a)	2,152,000	2,161,684
7.38%, 10/10/2047 (a)	400,000	399,300
		2,560,984
Kenya — 0.1%
Republic of Kenya
9.50%, 3/5/2036 (b)	1,503,000	1,521,036
8.80%, 10/9/2038 (b)	599,000	579,347
		2,100,383
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (g)	227,000	49,826
6.65%, 11/3/2028 (a) (g)	2,226,000	488,607
		538,433
Mexico — 4.3%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	2,888,000	2,929,558
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN310,700,000	17,146,987
7.75%, 5/29/2031	MXN118,020,000	6,259,394
7.50%, 5/26/2033	MXN165,870,000	8,512,631
7.75%, 11/23/2034	MXN242,000,000	12,414,252
8.00%, 5/24/2035	MXN205,230,000	10,523,419
United Mexican States
7.38%, 5/13/2055	1,229,000	1,346,984
3.77%, 5/24/2061	2,397,000	1,499,324
3.75%, 4/19/2071	741,000	444,971
		61,077,520
Morocco — 0.2%
Kingdom of Morocco
6.50%, 9/8/2033 (a)	1,175,000	1,273,700
4.00%, 12/15/2050 (a)	1,535,000	1,118,152
		2,391,852

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
New Zealand — 0.1%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	558,891
2.75%, 4/15/2037 (a)	NZD3,201,000	1,555,845
		2,114,736
Nigeria — 0.3%
Federal Republic of Nigeria 9.13%, 1/13/2046 (b)	3,400,000	3,605,700
Pakistan — 0.1%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	1,190,000	1,190,955
8.88%, 4/8/2051 (a)	400,000	383,000
		1,573,955
Paraguay — 0.4%
Republic of Paraguay
4.95%, 4/28/2031 (b)	1,360,000	1,370,880
6.00%, 2/9/2036 (a)	1,800,000	1,906,884
5.60%, 3/13/2048 (a)	1,480,000	1,408,035
5.40%, 3/30/2050 (a)	600,000	554,400
		5,240,199
Poland — 0.9%
Republic of Poland
2.00%, 8/25/2036	PLN39,495,990	9,876,151
5.50%, 3/18/2054	2,920,000	2,844,810
		12,720,961
Romania — 0.4%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	985,477
5.63%, 2/22/2036 (a)	EUR600,000	689,631
7.50%, 2/10/2037 (b)	1,328,000	1,456,444
6.13%, 10/7/2037 (b)	EUR1,800,000	2,097,820
		5,229,372
South Africa — 1.7%
Republic of South Africa
9.00%, 1/31/2040	ZAR336,529,000	19,247,364
5.65%, 9/27/2047	841,000	712,113
7.30%, 4/20/2052	3,600,000	3,627,252
		23,586,729
Suriname — 0.1%
Suriname Government International Bond
7.70%, 11/6/2030 (b)	444,000	456,099
8.50%, 11/6/2035 (b)	1,219,000	1,312,327
		1,768,426
Turkey — 1.2%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (a)	420,000	419,622

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
10.50%, 12/6/2028 (a)	1,280,000	1,401,370
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY368,175,253	8,582,562
HB, 30.00%, 9/12/2029	TRY121,536,334	2,696,776
7.25%, 5/29/2032	3,175,000	3,370,358
Turkiye Ihracat Kredi Bankasi A/S 6.38%, 10/3/2030 (b)	1,257,000	1,255,818
		17,726,506
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	2,445,000	1,709,984
United Kingdom — 1.3%
United Kingdom of Great Britain and Northern Ireland 4.25%, 3/7/2036 (a)	GBP14,321,937	18,499,367
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	2,540,000	2,727,960
Total Foreign Government Securities (Cost $437,292,341)		439,258,249
Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
BANK Series 2018-BN13, Class C, 4.71%, 8/15/2061 (i)	118,000	103,054
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	315,000	249,145
BX Commercial Mortgage Trust Series 2024-MF, Class B, 5.65%, 2/15/2039 (b) (i)	283,345	283,345
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.53%, 11/15/2050 (i)	28,000	25,867
CD Mortgage Trust Series 2016-CD2, Class C, 4.10%, 11/10/2049 (i)	21,000	12,450
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.17%, 9/25/2027 (i)	1,958,665	28,070
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	400,000	16,979
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	850,000	57,414
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	1,820,000	91,004
Series K088, Class X3, IO, 2.35%, 2/25/2047 (i)	880,000	59,916
FREMF Series 2018-KF46, Class B, 6.27%, 3/25/2028 (b) (i)	17,009	16,440
FREMF Mortgage Trust Series 2017-KF38, Class B, 6.82%, 9/25/2024 (b) (i)	18,958	18,918
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.14%, 5/10/2050 (i)	36,000	30,690
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.26%, 7/15/2048 (i)	62,000	49,290
Series 2015-C31, Class C, 4.69%, 8/15/2048 (i)	23,000	17,947
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.52%, 12/15/2049 (i)	28,000	23,823
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.07%, 5/15/2048 (i)	15,756	15,622
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	90	90
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (i)	27,405	26,377
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 5.70%, 5/15/2039 (b) (i)	378,000	377,056
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	106,000	102,845
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (i)	35,901	35,254
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (i)	52,286	49,575
Total Commercial Mortgage-Backed Securities (Cost $1,860,336)		1,691,171

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 0.1%
Cayman Islands — 0.0% ^
Dryden CLO Ltd. Series 2019-68A, Class ARR, 5.00%, 7/15/2035 (b) (i)	330,000	329,904
United States — 0.1%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	25,563	25,213
Chase Funding Trust Series 2003-6, Class 1A7, 4.85%, 11/25/2034 (j)	42,182	42,001
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 4.98%, 1/25/2034 (i)	57,667	61,861
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	304,891
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	54,959	54,938
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	35,978	33,440
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	262,648	210,928
		733,272
Total Asset-Backed Securities (Cost $1,113,172)		1,063,176
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	58,719	51,458
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	41,358	35,486
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	105,623	53,626
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.47%, 2/25/2037 (i)	3,962	3,971
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	39,944	16,466
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.37%, 1/25/2043 (b) (i)	214,939	219,215
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 2.34%, 2/15/2044 (i)	291,876	45,240
Series 4689, Class SD, IF, IO, 1.89%, 6/15/2047 (i)	197,684	24,972
Series 5022, IO, 3.00%, 9/25/2050	309,359	52,185
Series 5023, Class MI, IO, 3.00%, 10/25/2050	547,899	90,897
Series 4839, Class WS, IF, IO, 1.84%, 8/15/2056 (i)	1,475,806	221,042
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	113,160	1,869
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	217,347	10,811
Series 2012-93, Class SE, IF, IO, 1.91%, 9/25/2042 (i)	56,021	6,680
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	58,534	10,313
Series 2015-40, Class LS, IF, IO, 1.98%, 6/25/2045 (i)	148,751	17,578
Series 2017-31, Class SG, IF, IO, 1.91%, 5/25/2047 (i)	515,228	63,704
Series 2017-39, Class ST, IF, IO, 1.91%, 5/25/2047 (i)	144,932	18,057
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	4,404	34
GNMA Series 2015-H13, Class GI, IO, 1.59%, 4/20/2065 (i)	20,260	621
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 4.63%, 7/25/2029 (i)	4,794	4,759
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 5.76%, 7/25/2034 (i)	7,055	6,864
Total Collateralized Mortgage Obligations (Cost $1,143,797)		955,848
	SHARES
Common Stocks — 0.0% ^
Europe — 0.0% ^
Altice France Sa ‡	32,241	541,990

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — 0.0% ^
Altice France SA ‡ *	754	11,483
Total Common Stocks (Cost $499,736)		553,473
Short-Term Investments — 5.2%
Investment Companies — 5.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (k) (l) (Cost $74,917,682)	74,917,682	74,917,682
Total Investments — 97.6% (Cost $1,367,996,411)		1,389,125,403
Other Assets in Excess of Liabilities — 2.4%		33,512,577
NET ASSETS — 100.0%		1,422,637,980

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TRY	Turkish Lira

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2025 is $29,079,171 or 2.04% of the
Fund’s net assets as of November 30, 2025.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2025.
Futures contracts outstanding as of November 30, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	63	12/08/2025	EUR	8,623,118	8,811
Euro-BTP	310	12/08/2025	EUR	43,661,418	1,047,555
Euro-Buxl 30 Year Bond	54	12/08/2025	EUR	7,128,077	(82,087)
Euro-Schatz	216	12/08/2025	EUR	26,810,490	(21,064)
Australia 10 Year Bond	459	12/15/2025	AUD	33,607,539	(511,805)
U.S. Treasury 10 Year Note	976	03/20/2026	USD	110,623,500	177,216
U.S. Treasury 10 Year Ultra Note	782	03/20/2026	USD	90,858,625	591,342
U.S. Treasury Long Bond	130	03/20/2026	USD	15,266,875	93,218
Long Gilt	88	03/27/2026	GBP	10,667,751	12,940
U.S. Treasury 2 Year Note	252	03/31/2026	USD	52,632,563	(4,308)
					1,311,818
Short Contracts
Euro-Bund	(592)	12/08/2025	EUR	(88,538,047)	(516,798)
Japan 10 Year Bond	(54)	12/15/2025	JPY	(46,655,613)	268,163
U.S. Treasury 10 Year Note	(120)	03/20/2026	USD	(13,601,250)	(28,765)
U.S. Treasury 10 Year Ultra Note	(300)	03/20/2026	USD	(34,856,250)	(139,119)
U.S. Treasury Long Bond	(22)	03/20/2026	USD	(2,583,625)	(20,146)
U.S. Treasury Ultra Bond	(281)	03/20/2026	USD	(33,983,437)	(253,153)
U.S. Treasury 2 Year Note	(10)	03/31/2026	USD	(2,088,594)	243
U.S. Treasury 5 Year Note	(433)	03/31/2026	USD	(47,528,516)	(59,182)
					(748,757)
					563,061

Abbreviations
AUD	Australian Dollar

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	431,594,052	USD	499,778,834	BNP Paribas	12/3/2025	1,048,700
EUR	416,000	USD	479,498	Citibank, NA	12/3/2025	3,234
GBP	15,857,718	USD	20,954,380	TD Bank Financial Group	12/3/2025	36,467
USD	15,892,631	EUR	13,625,166	HSBC Bank, NA	12/3/2025	81,806
USD	2,101,081	EUR	1,802,802	Morgan Stanley	12/3/2025	9,086
USD	411,841	GBP	308,622	Citibank, NA	12/3/2025	3,318
CLP	15,565,106,889	USD	16,635,121	HSBC Bank, NA**	12/22/2025	141,558
CNY	89,865,667	USD	12,687,513	HSBC Bank, NA**	12/22/2025	44,494
GBP	1,198,140	USD	1,577,301	Barclays Bank plc	12/22/2025	8,683
GBP	5,307,992	USD	6,984,556	Citibank, NA	12/22/2025	41,661
IDR	114,128,173,356	USD	6,823,685	Citibank, NA**	12/22/2025	33,592
KRW	2,110,582,882	USD	1,434,570	Merrill Lynch International**	12/22/2025	5,143
RON	15,027,120	EUR	2,943,810	BNP Paribas	12/22/2025	1,643
RON	15,027,950	EUR	2,944,809	Merrill Lynch International	12/22/2025	671
THB	222,301,608	USD	6,857,986	Goldman Sachs International	12/22/2025	58,457
TRY	43,581,393	USD	1,000,770	BNP Paribas	12/22/2025	7,912
USD	17,697,320	BRL	94,696,768	Barclays Bank plc**	12/22/2025	38,123
USD	7,358,294	CHF	5,799,328	Barclays Bank plc	12/22/2025	117,763
USD	12,841,510	CZK	266,660,376	BNP Paribas	12/22/2025	38,230
USD	10,321,960	EUR	8,857,626	BNP Paribas	12/22/2025	32,306
USD	6,864,568	JPY	1,060,963,631	BNP Paribas	12/22/2025	56,817
USD	6,798,136	JPY	1,049,747,813	Citibank, NA	12/22/2025	62,352
USD	6,857,986	JPY	1,067,580,550	Goldman Sachs International	12/22/2025	7,776
USD	6,054,237	RON	26,495,997	Standard Chartered Bank	12/22/2025	21,612
USD	13,705,614	TWD	426,209,747	Citibank, NA**	12/22/2025	143,499
USD	927,979	ZAR	15,897,420	HSBC Bank, NA	12/22/2025	347
EUR	432,688	USD	499,538	Morgan Stanley	1/5/2026	3,499
Total unrealized appreciation						2,048,749
EUR	2,706,245	USD	3,150,320	Morgan Stanley	12/3/2025	(9,956)
USD	4,472,455	EUR	3,855,275	BNP Paribas	12/3/2025	(1,258)
USD	481,556,058	EUR	415,433,055	HSBC Bank, NA	12/3/2025	(518,039)
USD	19,194,033	GBP	14,610,043	HSBC Bank, NA	12/3/2025	(145,269)
USD	1,236,546	GBP	939,052	Morgan Stanley	12/3/2025	(6,477)
CHF	5,390,388	USD	6,829,752	BNP Paribas	12/22/2025	(99,787)
EUR	6,021,909	CHF	5,617,719	Citibank, NA	12/22/2025	(18,308)
EUR	11,382,320	USD	13,263,568	Barclays Bank plc	12/22/2025	(41,048)
EUR	5,867,737	USD	6,845,830	Citibank, NA	12/22/2025	(29,446)
INR	1,186,917,568	USD	13,352,100	Merrill Lynch International**	12/22/2025	(84,565)
JPY	235,895,693	USD	1,534,879	BNP Paribas	12/22/2025	(21,237)
JPY	2,132,440,235	USD	13,778,210	Citibank, NA	12/22/2025	(95,250)
JPY	4,184,798,341	USD	27,163,161	Merrill Lynch International	12/22/2025	(311,092)
KRW	8,235,935,734	USD	5,657,560	Merrill Lynch International**	12/22/2025	(39,498)
PLN	10,810,607	USD	2,974,490	Morgan Stanley	12/22/2025	(12,822)
TWD	180,497,883	USD	5,804,467	Citibank, NA**	12/22/2025	(60,973)
TWD	424,571,551	USD	13,952,401	Standard Chartered Bank**	12/22/2025	(442,414)
USD	25,174,537	AUD	38,514,890	BNP Paribas	12/22/2025	(63,132)
USD	131,404,136	CAD	183,974,660	BNP Paribas	12/22/2025	(392,563)
USD	6,882,695	CNY	48,894,031	Goldman Sachs International**	12/22/2025	(44,524)
USD	6,884,709	EUR	5,960,591	Goldman Sachs International	12/22/2025	(39,541)
USD	13,733,044	GBP	10,467,432	Citibank, NA	12/22/2025	(122,751)
USD	17,382,049	GBP	13,223,056	Goldman Sachs International	12/22/2025	(121,382)
USD	3,440,664	GBP	2,629,937	HSBC Bank, NA	12/22/2025	(40,597)
USD	12,825,637	HUF	4,254,167,648	BNP Paribas	12/22/2025	(100,941)
USD	6,852,664	IDR	114,802,680,621	Bank of America NA**	12/22/2025	(45,140)
USD	35,670,173	IDR	596,822,281,307	HSBC Bank, NA**	12/22/2025	(189,297)
USD	6,882,695	JPY	1,080,369,721	BNP Paribas	12/22/2025	(49,577)
USD	13,765,390	JPY	2,164,423,061	Goldman Sachs International	12/22/2025	(122,791)

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	64,741,773	MXN	1,194,509,600	BNP Paribas	12/22/2025	(390,992)
USD	4,461,681	MXN	82,233,399	Morgan Stanley	12/22/2025	(22,242)
USD	2,023,988	NZD	3,557,996	Barclays Bank plc	12/22/2025	(20,068)
USD	1,781,369	ZAR	30,591,611	HSBC Bank, NA	12/22/2025	(3,686)
ZAR	58,373,234	USD	3,414,510	Standard Chartered Bank	12/22/2025	(8,367)
USD	7,369,276	EUR	6,382,786	Barclays Bank plc	1/5/2026	(51,273)
USD	500,704,604	EUR	431,594,052	BNP Paribas	1/5/2026	(1,061,377)
USD	3,524,794	EUR	3,044,291	Morgan Stanley	1/5/2026	(14,463)
USD	433,721	GBP	329,147	Citibank, NA	1/5/2026	(1,973)
USD	20,954,789	GBP	15,857,718	TD Bank Financial Group	1/5/2026	(36,221)
Total unrealized depreciation						(4,880,337)
Net unrealized depreciation						(2,831,588)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iTraxx.Europe.Crossover.44-V1	5.00	Quarterly	12/20/2030	2.56	EUR 19,623,000	(2,309,744)	(337,458)	(2,647,202)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
EUR	Euro
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR10,465,000	—	121,380	121,380
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR8,925,000	—	459,703	459,703
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR8,550,000	—	371,440	371,440
1 day SONIA annually	3.76 annually	Pay	9/15/2028	GBP413,390,000	—	1,071,097	1,071,097
1 day CDI at termination	12.73 at termination	Pay	1/2/2029	BRL38,828,452	—	9,694	9,694
1 day CDI at termination	13.26 at termination	Pay	1/2/2029	BRL54,286,772	—	155,570	155,570
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL16,812,211	—	162,876	162,876
					—	2,351,760	2,351,760
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK151,877,000	—	(23,030)	(23,030)
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	(4,671)	(4,671)
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	(4,671)	(4,671)
6 month EURIBOR semi-annually	2.39 annually	Pay	12/15/2028	EUR354,970,000	7,617	(103,659)	(96,042)
1 day SOFR annually	3.60 annually	Receive	8/15/2035	USD14,377,000	1,527	(23,630)	(22,103)
					9,144	(159,661)	(150,517)
					9,144	2,192,099	2,201,243

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 Day CDI	2.21%
1 day SOFR	4.12
1 Day SONIA	3.97
6 month EURIBOR	2.11
6 month PRIBOR	3.59

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,063,176	$—	$1,063,176
Collateralized Mortgage Obligations	—	955,848	—	955,848
Commercial Mortgage-Backed Securities	—	1,691,171	—	1,691,171
Common Stocks	—	—	553,473	553,473
Corporate Bonds	—	870,685,804	—	870,685,804
Foreign Government Securities	—	439,258,249	—	439,258,249
Short-Term Investments
Investment Companies	74,917,682	—	—	74,917,682
Total Investments in Securities	$74,917,682	$1,313,654,248	$553,473	$1,389,125,403
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,048,749	$—	$2,048,749
Futures Contracts	2,199,488	—	—	2,199,488
Swaps	—	2,351,760	—	2,351,760
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,880,337)	$—	$(4,880,337)
Futures Contracts	(1,124,622)	(511,805)	—	(1,636,427)
Swaps	—	(497,119)	—	(497,119)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,074,866	$(1,488,752)	$—	$(413,886)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.95% (a) (b)	$14,100,041	$542,383,443	$481,565,802	$—	$—	$74,917,682	74,917,682	$1,602,694	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.